STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	May 31, 2022	Aug. 31, 2021
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	44,086,091	40,433,399
Class A Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		590,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00
Class B Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	590,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
Class C 1 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	1,110,000
Class C 2 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	1,110,000